Common, subordinated and preferred units (Tables)	6 Months Ended
Jun. 30, 2019
Common, subordinated and preferred units
Schedule of movements in the number of units, subordinated units and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units from December 31, 2017 until June 30, 2019:

	Common	Common		8.75% Series A
	Units	Units	Subordinated	Preferred
(in units)	Public	Höegh LNG	Units	Units
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
July 5, 2018; Awards to non-employee directors as compensation for directors' fees	2,210	—	—	—
Units issued to staff at Höegh LNG during 2018	14,622	(14,622)	—	—
Phantom units issued to CEO/CFO during 2018	17,079	—	—	—
ATM program (from January 26, 2018 to December 31, 2018)	253,106	—	—	1,529,070
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070
ATM program (from April 1, 2019 to June 30, 2019)	53,160	—	—	51,267
June 4, 2019; Awards to non-employee directors as compensation for directors' fees	8,944	—	—	—
June 30, 2019	18,006,805	2,101,438	13,156,060	6,180,377